Earning Per Share - Summary of weighted-average number of common shares used to calculate diluted earnings per share (Detail) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Weighted-average number of common shares outstanding	75,767,552	75,869,542	75,814,870
Weighted-average number of potential common share	2,222,880	0	3,091,505
Adjusted weighted-average number of common shares	77,990,432	75,869,542	78,906,375